NON-CONTROLLING INTERESTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest in TC PipeLines, LP	$ 1,655	$ 1,852
Non-controlling interests included in the Consolidated Statement of Income
Net (loss)/income attributable to non-controlling interests	(185)	238	$ 252
Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net (loss)/income attributable to non-controlling interests	185	(238)	(252)
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest in TC PipeLines, LP	1,655	1,852
Non-controlling interests included in the Consolidated Statement of Income
Net (loss)/income attributable to non-controlling interests	(185)	220	215
Portland Natural Gas Transmission System | Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net (loss)/income attributable to non-controlling interests	0	9	20
Columbia Pipeline Partners LP | Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net (loss)/income attributable to non-controlling interests	$ 0	$ 9	$ 17